Fair Value Measurements and Financial Instruments - Narrative (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Available for sale debt securities	$ 190,954	$ 131,280
Change Of Control Probability | Level 3 | Valuation Technique, Black-Derman-Troy
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)		0.00
Likelihood of FDA Approval | Level 3 | Valuation Technique, Black-Derman-Troy | Minimum
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)		0.00
Likelihood of FDA Approval | Level 3 | Valuation Technique, Black-Derman-Troy | Maximum
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)		0.86
Likelihood Of FDA Approval At End Of Any Given Quarter By 2024 | Level 3 | Valuation Technique, Black-Derman-Troy | Minimum
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)		0.00
Likelihood Of FDA Approval At End Of Any Given Quarter By 2024 | Level 3 | Valuation Technique, Black-Derman-Troy | Maximum
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)		0.59
Measurement Input, Discount Rate | Level 3
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Measurement input, percentage (as a percent)			0.08
Preferred Shares
Fair Value Assets Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Available for sale debt securities	$ 190,954	$ 131,280
Percent of possibility of FDA approval, reduction	20.00%	20.00%